Allowance for Probable Loan Losses (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2009
Loan loss allowances, impaired financing receivable
Recorded Investment			$ 118,274,000
Related Allowance			30,555,000
Average Recorded Investment	142,310,000	130,481,000	149,528,000
Period of charge off for past due unsecured commercial loans (in days)	90
Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	87,369,000	51,506,000	106,780,000
Unpaid Principal Balance	87,419,000	51,594,000
Related Allowance	27,252,000	12,171,000
Average Recorded Investment	87,951,000	52,193,000
Interest Recognized	858,000	902,000
Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	48,936,000	73,694,000	11,494,000
Unpaid Principal Balance	51,423,000	76,236,000
Average Recorded Investment	54,359,000	78,288,000
Interest Recognized	399,000	32,000
Commercial | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	24,108,000	23,062,000
Unpaid Principal Balance	24,108,000	23,071,000
Related Allowance	14,402,000	8,138,000
Average Recorded Investment	24,145,000	23,096,000
Interest Recognized	41,000	42,000
Commercial | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	3,495,000	364,000
Unpaid Principal Balance	3,932,000	980,000
Average Recorded Investment	3,942,000	993,000
Interest Recognized	20,000	30,000
Commercial real estate: other construction and land development | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	34,417,000	10,603,000
Unpaid Principal Balance	34,432,000	10,645,000
Related Allowance	3,073,000	592,000
Average Recorded Investment	34,709,000	10,622,000
Commercial real estate: other construction and land development | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	26,011,000	66,604,000
Unpaid Principal Balance	26,112,000	66,755,000
Average Recorded Investment	27,722,000	68,608,000
Interest Recognized	128,000	2,000
Commercial real estate: farmland and commercial | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	28,636,000	17,841,000
Unpaid Principal Balance	28,671,000	17,878,000
Related Allowance	9,754,000	3,441,000
Average Recorded Investment	28,883,000	18,475,000
Interest Recognized	817,000	860,000
Commercial real estate: farmland and commercial | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	13,595,000	4,003,000
Unpaid Principal Balance	15,394,000	5,606,000
Average Recorded Investment	16,271,000	5,594,000
Interest Recognized	102,000
Commercial real estate: multifamily | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	411,000	473,000
Unpaid Principal Balance	411,000	473,000
Average Recorded Investment	439,000	500,000
Residential: first lien | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	208,000
Unpaid Principal Balance	208,000
Related Allowance	23,000
Average Recorded Investment	214,000
Residential: first lien | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	2,082,000	2,015,000
Unpaid Principal Balance	2,220,000	2,143,000
Average Recorded Investment	2,230,000	2,297,000
Interest Recognized	27,000
Residential: junior lien | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	1,962,000	199,000
Unpaid Principal Balance	1,970,000	226,000
Average Recorded Investment	1,980,000	228,000
Interest Recognized	118,000
Consumer | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	1,334,000	29,000
Unpaid Principal Balance	1,338,000	46,000
Average Recorded Investment	1,729,000	49,000
Foreign | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	46,000	7,000
Unpaid Principal Balance	46,000	7,000
Average Recorded Investment	46,000	19,000
Interest Recognized	$ 4,000